Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 05, 2015
Registrant Name		dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key		dei_EntityCentralIndexKey	0001498272
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	eqft
Document Creation Date		dei_DocumentCreationDate	Aug. 05, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 05, 2015
Prospectus Date		rr_ProspectusDate	Aug. 05, 2015
Equinox Aspect Core Diversified Strategy Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY:
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Equinox Aspect Core Diversified Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 23 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 05, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective primarily by investing directly or indirectly in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e. U.S. and non-U.S.) markets across four major asset classes: commodities, currencies, fixed income and stock indices (the “Futures Portfolio”). The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary (the “Subsidiary”) which may then invest in such assets directly or indirectly.

Futures contracts and futures related instruments only require a much smaller amount of margin to be provided relative to the economic exposure which the futures contract provides to the relevant investment; this may create a leverage effect in the Fund that could lead to increased losses as well as increased gains. As part of its principal investment strategy, the Fund may, directly or indirectly, invest in future contacts and futures-related instruments, the price of which is referenced to securities of foreign issuers, including emerging market issuers. A significant portion of the assets of the Fund will also be invested in a fixed income portfolio which may be comprised of: cash, cash equivalents, investment grade corporate bonds and other corporate debt securities, securities issued by the U.S. government and its agencies and instrumentalities (normally with one year or less term to maturity), money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument (the “Fixed Income Portfolio”). The Fund will generally invest in investment grade fixed income securities rated in the four highest categories by Standard & Poor’s (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”). The Fund may also invest, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and rules under it, in money market funds or other investment companies (such as exchange traded funds) whose assets are comprised primarily of fixed income securities or that seek to track the composition and/or performance of specific fixed income indexes.

The Fund may frequently buy and sell portfolio securities, derivative instruments and other assets to rebalance the Fund’s exposure to the desired market and manage the Fixed Income Portfolio effectively.

The Fund’s Adviser, Equinox Fund Management, LLC, delegates the management of the Futures Portfolio to a sub-adviser, Aspect Capital Limited (the “Sub-Adviser”). The Sub-Adviser will manage the Futures Portfolio and the Subsidiary’s Futures Portfolio by applying the Aspect Core Diversified Program.

The Aspect Core Diversified Program seeks to:

(i) produce strong capital growth over a medium-term time horizon;

(ii) identify and take advantage of both rising and falling market prices using a disciplined quantitative investment process;

(iii) generate returns that are not correlated to the performance of traditional bond and stock markets thereby enhancing the overall risk/return profile when added to traditional investment portfolios; and

(iv) minimize risk by operating in a variety of markets and asset classes, and by using pre-defined risk controls which take account of factors such as the volatility and liquidity of the markets and correlations between markets. produce strong capital growth over a medium-term time horizon;

The Aspect Core Diversified Program is not applied by the Sub-Adviser with any preference for any one market. Instead, it aims to capture sustained price moves in whichever market those moves may appear. Risk is therefore allocated on a long-term average basis, taking into account each market’s volatility. These allocations are subject to regular review and may change from time to time at the Sub-Adviser’s discretion and may be made without prior notification to Fund shareholders.

The Sub-Adviser’s investment process employs medium-term trend following strategies that seek to identify and profit from price moves in a broad range of highly liquid futures markets across the commodity, currency, fixed income and equity asset classes by taking either a long or short position in each given market. The value of a “long” position in a futures market will increase (decrease) in correspondence with an increase (decrease) in the price of underlying asset on which the futures contract is derived. The value of a “short” position in a futures market will decrease (increase) in correspondence with an increase (decrease) in the price of the underlying asset on which such futures contract is derived.

The Sub-Adviser utilizes an automated system to collect, process and analyze the market price data concerning the commodities, currencies, fixed income and equity asset classes.

By maintaining comparatively small exposure to any individual market and maintaining positions in a variety of futures contracts, Sub-Adviser aims to achieve long term diversification within the Futures Portfolio.

The Fund may make some or all of its investments in the Futures Portfolio through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in commodity futures, but it may also invest in swaps, financial futures, foreign exchange currency forwards, U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Through investing in the Subsidiary, the Fund, will among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Fund’s transactions in derivatives. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

KEY TERMS

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

Volatility is a statistical measurement of the dispersion of returns of a financial asset, as measured by the annualized standard deviation of its returns.

Correlation is a statistical measure of the degree to which the movements in the price of two assets are related to each other.

The Fund’s return will be derived principally from changes in the value of securities and or other instruments held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser or Sub-Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. As with all mutual funds, there is the risk that you could lose money through your investment in the Fund, including the risk of loss of your entire investment. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Sub-Adviser Strategy Risk. The performance of the Fund’s Futures Portfolio depends primarily on the ability of the Sub-Adviser to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be volatile and may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Sub-Adviser’s investment process may not take all of these factors into account.

The successful use of futures contracts and other derivatives draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• futures contracts and other derivatives have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the futures contracts and other derivatives, and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a futures contracts and other derivatives and the resulting inability to close a futures contracts and other derivatives when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• the Sub-Adviser’s inability to predict correctly the direction of instrument prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses, as well as the potential for greater gains, than if it did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. As a result, the Fund’s NAV may be volatile. Accordingly, an investment in the Fund is intended for investors with medium to long term investment horizons.

The trading decisions of the Sub-Adviser are based in part on mathematical models, which are implemented as automated computer algorithms that the Sub-Adviser has developed over time. The successful operation of the automated computer algorithms on which the Sub-Adviser’s trading decisions are based is reliant upon the Sub-Adviser’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the Sub-Adviser recognizing that fact before substantial losses are incurred. There can be no assurance that the Sub-Adviser will be successful in maintaining effective mathematical models and automated computer algorithms.

• Commodities Risk. Exposure to the commodities markets (and similarly in financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund and its Subsidiary invest in are exchange-traded futures contracts and may also invest in futures-related instruments such as forward contracts, swap contracts and options on futures contracts. Such derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of such derivatives depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with derivative instruments that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in a given derivative instrument could have a potentially large impact on the Fund’s performance. Further, a relatively small movement in the price of a swap contract may result in a profit or loss which is high in proportion to the amount of funds actually placed as initial margin and may result in unquantifiable further loss exceeding any margin deposited. In the event that a call for further margin exceeds the amount of cash available, the Fund would be required to close out the relevant contract. In addition, daily limits on price fluctuations and speculative position limits on exchanges may prevent prompt liquidation of positions resulting in potentially greater losses. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in such derivatives.

The prices of derivative instruments are highly volatile. Price movements of derivative instruments in which the Fund and its Subsidiary may invest are influenced by, among other things: interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention is often intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any of the exchanges on which its positions trade or of their clearing houses.

Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

• Counterparty Risk. Some of the derivative contracts which may be entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market, such as forward contracts or swap agreements. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risk associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

• Emerging Market Risk. The Fund may have exposure to emerging markets due to investments in certain futures contracts linked to currencies and indices comprising emerging market equity securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. A significant portion of the Fund’s investment in futures contracts and futures-related instruments take place on markets or exchanges outside the United States. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio holdings. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

• Leverage Risk. As part of the Fund’s principal investment strategy, the Fund may make investments in futures contracts, forward contracts, swaps and other derivative instruments. Because derivative contracts usually only require a much smaller amount of margin to be provided relative to the economic exposure which the relevant derivative contract provides to the relevant investment, this may create a leverage effect in the Fund that could lead to increased losses as well as increased gains. This means that a small margin payment can lead to enhanced losses as well as enhanced gains. It also means that a relatively small movement in the underlying instrument can lead to a relatively large loss for the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. The use of leverage by the Fund may cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage (see “Volatility Risk” below). This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

• Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time. The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund, including the risk of loss of your entire investment.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund’s performance information is shown only when the Fund has had a full calendar year of operations. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund’s performance information is shown only when the Fund has had a full calendar year of operations.
Equinox Aspect Core Diversified Strategy Fund | Class A
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	EQAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	[2]	rr_RedemptionFee	$ (15.00)
Management Fees (as a percentage of Assets)	[3]	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[4]	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	[5],[6]	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)	[5],[6]	rr_NetExpensesOverAssets	1.73%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	741
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,138
Equinox Aspect Core Diversified Strategy Fund | Class C
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	EQACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	[2]	rr_RedemptionFee	$ (15.00)
Management Fees (as a percentage of Assets)	[3]	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[4]	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	[5],[6]	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)	[5],[6]	rr_NetExpensesOverAssets	2.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 251
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 824
Equinox Aspect Core Diversified Strategy Fund | Class I
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	EQAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	[2]	rr_RedemptionFee	$ (15.00)
Management Fees (as a percentage of Assets)	[3]	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[4]	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	[5],[6]	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)	[5],[6]	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 521
Equinox Chesapeake Strategy Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY:
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Equinox Chesapeake Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 23 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. For the fiscal period ended September 30, 2014, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	none
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds and (ii) indirectly through its wholly-owned subsidiary (the “Subsidiary”) in trading companies that employ the managed futures program of Chesapeake Capital Corporation (“Chesapeake”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Chesapeake (the “Chesapeake Program”). The Chesapeake Program is a long-term trend following program that utilizes trading systems across a broadly diversified set of markets with a systematic investment approach, focusing on capital preservation while attempting to provide positive annual returns. The Chesapeake Program analyzes markets, including price movement, market volatility, open interest, and volume, as a means of predicting market opportunity and discovering any repeating patterns in past historical prices. The scope of markets that may be accessed by the Chesapeake Program includes stock indices, single stock futures, interest rates, currencies, and commodities.

Prospective investors should note that Chesapeake is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Subsidiary and does not make recommendations or representations with respect to the Fund or the Subsidiary. Other than reviewing the description of the Chesapeake Program, Chesapeake has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Chesapeake, will not have voting rights or a direct interest in any Chesapeake fund, and will have no standing or recourse against the Chesapeake with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the Chesapeake Program through one or more trading companies that employ the Chesapeake Program and/or derivative instruments such as swap agreements that provide exposure to the Chesapeake Program, neither the Fund nor the Subsidiary will have a direct interest in any Chesapeake fund.

• Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will either (i) invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk; (ii) enter into swap agreements that provide exposure to the Chesapeake Program; or (ii) invest in some combination of (i) and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market. The Fund or its Subsidiary may also invest in a variety of derivative instruments.

To the extent the Fund employs derivatives to gain exposure to the Chesapeake Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the Chesapeake Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the Swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as performance fees payable to Chesapeake. The Fund’s investment in the Chesapeake Program is currently subject to performance-based incentive fees equal to 10.0% of new high net trading profits. Because the Swap is designed to replicate the returns of the Chesapeake Program, the performance of the Fund will primarily depend on the ability of the Chesapeake Program to generate returns in excess of the costs of the relevant Swap(s).

• Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

• Subsidiary: Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

A futures contract’s Open Interest is the total number of the contracts long or short in a delivery month or market that has been entered into and not yet liquidated by an offsetting transaction or fulfilled by delivery.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made; generally with little or no human intervention once a mathematical formula has been entered.

Technical Analysis is a method of evaluating an investment opportunity by using charts or computer programs to identify patterns in market data, such as price change, rates of change, and changes in volume of trading, open interest and other statistical indicators, in order to project the direction that a market or the price of an investment will move. Technical analysis does not take into account fundamental market factors, such as supply and demand.

A Trading Company is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Chesapeake Program Strategy Risk. The profitability of any Fund investment in the Chesapeake Program depends primarily on the ability of Chesapeake to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements are influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Chesapeake Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including incentive fees and transaction fees, associated with the Chesapeake Program through reduced returns.

The successful use of forward and futures contracts draws upon Chesapeake’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contract; and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• Chesapeake’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or any trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Chesapeake Program (and indirectly the Fund through its investment exposure to the Chesapeake Program) will have the potential for greater losses, as well as the potential for greater gains, than if the Chesapeake Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Chesapeake Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Chesapeake Program.

The trading decisions of the Chesapeake Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at Chesapeake have developed over time. The successful operation of the automated computer algorithms on which the Chesapeake Program’s trading decisions are based is reliant upon Chesapeake’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Chesapeake recognizing that fact before substantial losses are incurred. There can be no assurance that Chesapeake will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund, its Subsidiary or a trading company invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

• Counterparty Risk. Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or a trading company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the Chesapeake Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

• High Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments traded by the Chesapeake Program. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by a trading company, including performance-based fees associated with the Chesapeake Program, commodity brokerage commissions and operating expenses. Any investment in the Chesapeake Program is expected to be subject to performance-based fees.

• Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Chesapeake Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Performance Fees. The performance-based fees indirectly paid to Chesapeake may create an incentive for Chesapeake to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the Chesapeake Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in the Chesapeake Program is expected to result in performance-based compensation being paid to Chesapeake, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a trading company), it is possible that Chesapeake could earn a performance fee in a year in which its overall performance for the whole year was negative.

• Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk primarily through its exposure to the Chesapeake Program, which may frequently buy and sell futures and futures-related instruments to rebalance its exposure to various market sectors. Higher portfolio turnover in the Chesapeake Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the Chesapeake Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund, its Subsidiary or a trading company, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table illustrate the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods ended December 31, 2014, before and after taxes, compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431. Because Class A shares and Class C shares have only recently commenced investment operations, no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods ended December 31, 2014, before and after taxes, compare with those of a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because Class A shares and Class C shares have only recently commenced investment operations, no performance information is available at this time.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-643-3431
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.EquinoxFunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Returns as of December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 21.04% (for the quarter ended December 31, 2013). The worst performance was (3.07)% (for the quarter ended March 31, 2014).

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	The best performance for a quarter was
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.04%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	The worst performance was
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.07%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Equinox Chesapeake Strategy Fund | Class A
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	ECHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	[2]	rr_RedemptionFee	$ (15.00)
Management Fees (as a percentage of Assets)	[7]	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[8]	rr_OtherExpensesOverAssets	1.87%
Expenses (as a percentage of Assets)	[9]	rr_ExpensesOverAssets	2.87%
Fee Waiver or Reimbursement	[9]	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)
Net Expenses (as a percentage of Assets)	[9]	rr_NetExpensesOverAssets	1.35%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	805
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,277
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,875
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,483
Equinox Chesapeake Strategy Fund | Class C
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	ECHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	[2]	rr_RedemptionFee	$ (15.00)
Management Fees (as a percentage of Assets)	[7]	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[8]	rr_OtherExpensesOverAssets	1.87%
Expenses (as a percentage of Assets)	[9]	rr_ExpensesOverAssets	3.62%
Fee Waiver or Reimbursement	[9]	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)
Net Expenses (as a percentage of Assets)	[9]	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	968
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,745
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,781
Equinox Chesapeake Strategy Fund | Class I
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	ECHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	[2]	rr_RedemptionFee	$ (15.00)
Management Fees (as a percentage of Assets)	[7]	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[8]	rr_OtherExpensesOverAssets	1.87%
Expenses (as a percentage of Assets)	[9]	rr_ExpensesOverAssets	2.62%
Fee Waiver or Reimbursement	[9]	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)
Net Expenses (as a percentage of Assets)	[9]	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,841
Annual Return 2013		rr_AnnualReturn2013	25.86%
Annual Return 2014		rr_AnnualReturn2014	22.68%
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	22.68%
Since Inception	[10]	rr_AverageAnnualReturnSinceInception	15.61%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 19, 2012

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC. A contingent deferred sales charge ("CDSC") of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.
[2]	The Fund's transfer agent charges this fee for each wire redemption.
[3]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 1.30% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[4]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above.
[5]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary.
[6]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," and (v) brokerage commissions, do not exceed, on an annual basis, 1.70% with respect to Class A shares, 2.45% with respect to Class C shares and 1.45% with respect to Class I shares of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least November 5, 2017. This agreement cannot be terminated without the consent of the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.
[7]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[8]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"). "Other Expenses" does not include costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program, which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund's exposure to the Chesapeake Program is indirectly subject to performance-based incentive fees currently equal to 10.0% of new high net trading profits and is not subject to any management or other fees payable to Chesapeake other than the performance-based incentive fee. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2015 in excess of 0.50% (annualized) of the notional exposure to the Chesapeake Program provided by the relevant derivative instrument based upon prevailing interest rates as of the date of this prospectus. Investors should note that the cost of any investment in a derivative instrument such as a total return swap may fluctuate from time to time. To the extent that interest rates increase above current levels, the cost of the Fund's investment in swaps is likely to increase. The Fund's exposure to the Chesapeake Program is also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. The Fund indirectly bears such expenses in the form of reduced returns on its investments.
[9]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.35% with respect to Class A shares, 2.10% with respect to Class C shares and 1.10% with respect to Class I shares of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2017. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.
[10]	Class I shares of the Equinox Chesapeake Strategy Fund commenced operations on April 19, 2012. Start of performance is September 10, 2012.